BlackRock International Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2021
Security
Shares
Shares Value
Common Stocks — 100.3%
Argentina — 3.5%
MercadoLibre , Inc.
(a)
............ 180 $ 282,366
Belgium — 3.0%
Umicore SA ................. 3,949 245,102
Brazil — 6.1%
MRV Engenharia e Participacoes SA . 63,801 176,400
Pagseguro Digital Ltd., Class A
(a)(b)
.. 3,900 216,216
YDUQS Participacoes SA ........ 18,123 98,196
490,812
Canada — 4.4%
Shopify, Inc., Class A
(a)
.......... 159 238,489
TransAlta Renewables, Inc. ....... 6,696 117,915
356,404
China — 2.1%
17 Education & Technology Group, Inc.,
ADR
(a)
................... 6,246 6,995
China Feihe Ltd.
(c)
............. 84,000 161,491
168,486
Colombia — 2.9%
Millicom International Cellular SA,
SDR
(a)
................... 5,893 235,169
Denmark — 7.6%
Atlantic Sapphire ASA
(a)
......... 14,063 123,164
Chr Hansen Holding A/S ......... 687 61,787
Orsted A/S
(c)
................. 1,433 212,543
Vestas Wind Systems A/S ........ 5,835 215,163
612,657
France — 2.9%
Nexity SA ................... 4,709 237,212
Germany — 3.8%
LEG Immobilien SE ............ 1,935 305,821
India — 3.0%
Bandhan Bank Ltd.
(c)
........... 61,135 239,717
Indonesia — 4.1%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,294,000 331,971
Japan — 15.8%
Katitas Co. Ltd. ............... 11,100 331,070
M3, Inc. .................... 4,300 281,249
Shionogi & Co. Ltd. ............ 6,300 331,787
Takeda Pharmaceutical Co. Ltd. .... 9,900 329,537
1,273,643
Kenya — 3.4%
Safaricom plc ................ 711,756 275,246
Netherlands — 9.7%
Koninklijke DSM NV ............ 2,190 441,464
Koninklijke Philips NV ........... 7,386 340,565
782,029
Security
Shares
Shares Value
South Korea — 2.8%
KakaoBank Corp.
(a)
............ 329 $ 11,155
Samsung SDI Co. Ltd. .......... 331 213,673
224,828
Spain — 3.7%
EDP Renovaveis SA ............ 12,652 297,167
Switzerland — 1.3%
Landis+Gyr Group AG
(a)
......... 1,380 109,224
United Kingdom — 2.1%
Genus plc ................... 2,178 166,890
United States — 18.1%
Brookfield Renewable Corp. ...... 7,172 304,333
European Sustainable Growth
Acquisition Corp., Class A
(a)
..... 10,245 100,299
Mimecast Ltd.
(a)
............... 5,303 294,582
PayPal Holdings, Inc.
(a)
.......... 699 192,595
Peridot Acquisition Corp., Class A
(a)
.. 11,025 110,029
Schneider Electric SE ........... 2,149 359,933
Software Acquisition Group, Inc. II,
Class A
(a)
................. 10,375 103,335
1,465,106
Total Common Stocks — 100.3%
(Cost: $7,156,979) .............................. 8,099,850
Warrants — 0.0%
United States — 0.0%
European Sustainable Growth
Acquisition Corp. (Issued/
exercisable 04/06/21, 1 share for
1 warrant, Expires 01/21/28, Strike
Price USD 11.50)
(a)
.......... 4,705 5,740
Total Warrants — 0.0% ............................ 5,740
Total Long-Term Investments — 100.3%
(Cost: $7,156,979) .............................. 8,105,590
Short-Term Securities — 3.8%
(d)(e)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 81,427 81,427
SL Liquidity Series, LLC, Money Market
Series, 0.12%
(f)
............. 223,099 223,166
Total Short-Term Securities — 3.8%
(Cost: $304,593) ................................ 304,593
Total Investments — 104.1%
(Cost: $7,461,572) .............................. 8,410,183
Liabilities in Excess of Other Assets — (4.1)% ............ (333,866)
Net Assets — 100.0% .............................. $ 8,076,317
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 141,431 $ — $ (60,004) $ — $ — $ 81,427 81,427 $ 2 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 698,919 — (475,753) — — 223,166 223,099 484
(b)
—
$ — $ — $ 304,593 $ 486 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
i
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 156,519 BRL 828,739 Deutsche Bank AG 08/16/21 $ (2,327)
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
SDR Swedish Depositary Receipts

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 282,366 $ — $ — $ 282,366
Belgium ............................................. — 245,102 — 245,102
Brazil ............................................... 490,812 — — 490,812
Canada ............................................. 356,404 — — 356,404
China ............................................... 6,995 161,491 — 168,486
Colombia ............................................ — 235,169 — 235,169
Denmark ............................................. 61,787 550,870 — 612,657
France .............................................. — 237,212 — 237,212
Germany ............................................ — 305,821 — 305,821
India ............................................... — 239,717 — 239,717
Indonesia ............................................ — 331,971 — 331,971
Japan ............................................... — 1,273,643 — 1,273,643
Kenya .............................................. — 275,246 — 275,246
Netherlands ........................................... — 782,029 — 782,029
South Korea .......................................... — 224,828 — 224,828
Spain ............................................... 297,167 — — 297,167
Switzerland ........................................... — 109,224 — 109,224
United Kingdom ........................................ — 166,890 — 166,890
United States .......................................... 1,105,173 359,933 — 1,465,106
Warrants .............................................. 5,740 — — 5,740
Short-Term Securities ....................................... 81,427 — — 81,427
$ 2,687,871 $ 5,499,146 $ — $ 8,187,017
Investments Valued at NAV
(a)
...................................... 223,166
$ —
$ 8,410,183
$ —

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Liabilities:
Foreign currency exchange contracts ............................ $ — $ (2,327) $ — $ (2,327)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.